Net (Loss) Income Per Share - Computation of Basic and Diluted Net (Loss) Income Per Share (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net (loss) income	$ (56,824)	$ (21,663)	$ (219,710)	$ 35,379	$ (25,687)
Less: CVR distribution to participating securities			(37,550)	0	0
Net (loss) income allocable to shares of common stock - basic	(56,824)	(21,663)	(257,260)	35,379	(25,687)
Less: Change in fair value of warrants			0	(20,882)	0
Net (loss) income allocable to shares of common stock - diluted	$ (56,824)	$ (21,663)	$ (257,260)	$ 14,497	$ (25,687)
Denominator:
Weighted-average common shares outstanding - basic (in shares)	5,414,020	5,111,518	155,109,561	144,758,555	114,328,798
Dilutive effect of employee equity incentive plans and outstanding warrants (in shares)			0	1,116,334	0
Weighted-average common shares used in per share calculations - diluted (in shares)	5,414,020	5,111,518	155,109,561	145,874,889	114,328,798
Net (loss) income per share:
Basic (in dollars per share)	$ (10.5)	$ (4.24)	$ (1.66)	$ 0.24	$ (0.22)
Diluted (in dollars per share)	$ (10.5)	$ (4.24)	$ (1.66)	$ 0.1	$ (0.22)